Sources Of Revenue (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 9,179,549,000	$ 8,407,244,000
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,991,859,000	3,759,692,000
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,971,847,000	3,574,919,000
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	465,610,000	398,912,000
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 750,233,000	$ 673,721,000